CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Sep. 26, 2014	Sep. 27, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 7,198	$ (7,206)	$ (37,473)	$ (7,514)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(331)	159	(300)	(259)
Other comprehensive (loss) income	(331)	159	(300)	(259)
Comprehensive income (loss)	$ 6,867	$ (7,047)	$ (37,773)	$ (7,773)